REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Schedule of Revenues
The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 were as follows:

	December 31, 2017	Adjustments	January 1, 2018
Trade receivables	$113,719	$117	$113,836
Trade payables	$75,476	$47	$75,523
Accumulated deficits	$(249,871)	$70	$(249,801)

Schedule of Consolidated Condensed Statements of Income
In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated balance sheet as of December 31, 2018 was as follows:

	As Reported	Impact of Adoption	Amounts under Topic 605
Consolidated Balance Sheet
Trade receivables	$123,451	$(741)	$122,710
Trade payables	$78,892	$(84)	$78,808
Accumulated deficits	$(233,955)	$(657)	$(234,612)

The following table summarizes the impacts of adopting Topic 606-10 on our consolidated statements of income during the twelve months ended December 31, 2018:

	As Reported	Impact of Adoption	Amounts under Topic 605
Consolidated Statements of Income
Revenue	$343,874	$(741)	$343,133
Cost of Sales	$227,705	$(84)	$227,621
Gross margin	$116,169	$(657)	$115,512

Schedule of Significant Changes in Deferred Revenues
The following table presents the significant changes in the deferred revenue balance during the twelve months ended December 31, 2018:

Twelve months ended December 31, 2018

Balance, beginning of the period	$5,193
New performance obligations	12,746
Reclassification to revenue as a result of satisfying performance obligations	(14,066)

Balance, end of the period	$3,873